Vessels, net - Additional Information (Detail)	6 Months Ended
Jun. 30, 2026 USD ($)
C3is Inc [Member]
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 0